UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
            ARDEN SAGE MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.L.C.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-22225

                                   REGISTRANT
            ARDEN SAGE MULTI-STRATEGY TEI INSTITUTIONAL FUND, L.L.C.
                          375 PARK AVENUE, 32ND FLOOR
                               NEW YORK, NY 10152
                                 (212)-751-5252

                               AGENT FOR SERVICE
                               CRAIG KRAWIEC, CEO
                          375 PARK AVENUE, 32ND FLOOR
                               NEW YORK, NY 10152
                                 (212)-751-5252

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2012 TO JUNE 30, 2013
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

/s/ Craig Krawiec

Chief Executive Officer

Date:  August 14, 2013